Property and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and equipment
Property and Equipment
	December 31, 2024
	Cost	Accumulated	Net book
	Base	Amortization	value
Survey equipment	$949,062	$771,143	$177,919
Computers and software	1,265,045	1,257,313	7,732
Furniture and other equipment	405,877	401,110	4,767
Leasehold improvements	523,507	338,148	185,359
	3,143,491	2,767,714	375,777
	December 31, 2023
	Cost	Accumulated	Net book
	Base	Amortization	value
Survey equipment	$924,959	$743,239	$181,720
Computers and software	1,265,045	1,254,000	11,045
Furniture and other equipment	528,419	520,525	7,894
Leasehold improvements	1,064,225	749,075	315,150
	3,782,648	3,266,839	515,809